Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on Recurring Basis

The following table presents our assets measured at fair value on a recurring basis as of December 31, 2017 and 2018:

December 31, 2017

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading securities	755	6,186	—	6,941

December 31, 2018

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading securities	—	3,609	—	3,609